SCHEDULE OF NET LOSS PER SHARE AND WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING (Details)	6 Months Ended				12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 HKD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares		Mar. 31, 2023 HKD ($) $ / shares shares		Mar. 31, 2022 USD ($) shares		Mar. 31, 2022 HKD ($) $ / shares shares
Loss per share :-
Net loss attributable to ordinary shareholders	$ (225,205)	$ (1,756,610)	$ (88,917)	$ (693,556)	$ (129,719)		$ (1,011,804)		$ (131,073)		$ (1,022,362)
Weighted average ordinary shares outstanding - Basic	7,127,516	7,127,516	6,562,500	6,562,500	6,598,926	[1]	6,598,926	[1]	6,562,500	[1]	6,562,500	[1]
Weighted average ordinary shares outstanding - Diluted	7,127,516	7,127,516	6,562,500	6,562,500	6,598,926	[1]	6,598,926	[1]	6,562,500	[1]	6,562,500	[1]
Net loss per share - Basic | (per share)	$ (0.03)	$ (0.25)		$ (0.11)	$ (0.02)		$ (0.15)				$ (0.16)
Net loss per share - Diluted | (per share)	$ (0.03)	$ (0.25)		$ (0.11)	$ (0.02)		$ (0.15)				$ (0.16)

[1]	The shares amounts are presented on a retroactive basis.